Financial risk management - Summary Of Contingent Credits(Indirect Loans) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	S/ 4,611,931	S/ 4,101,977
Not later than one month [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	1,205,650	910,505
Later than one month and not later than three months [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	1,169,887	843,494
Later Than Three Month And Not Later Than Twelve Months [Member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	1,989,466	2,076,546
Later than one year and not later than five years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	S/ 246,928	271,224
Later than five years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables		S/ 208